Loans and Allowance for Loan Losses - Age Analysis of Past Due Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	$ 10,890	$ 8,428
Current	2,039,309	1,750,113
Total Loans	2,050,199	1,758,541
Recorded Investment Greater Than 90 Days and Accruing	1,209	977
30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	6,310	4,610
60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,321	801
Nonaccrual and Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	3,259	3,017
Real Estate Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Loans	1,911,886	1,655,735
Real Estate Portfolio Segment | Residential 1-4 family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	6,218	4,828
Current	454,474	401,839
Total Loans	460,692	406,667
Recorded Investment Greater Than 90 Days and Accruing	920	673
Real Estate Portfolio Segment | Multifamily
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Current	134,613	91,992
Total Loans	134,613	91,992
Recorded Investment Greater Than 90 Days and Accruing	0	0
Real Estate Portfolio Segment | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,595	1,812
Current	699,460	659,411
Total Loans	701,055	661,223
Recorded Investment Greater Than 90 Days and Accruing	72	0
Real Estate Portfolio Segment | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,625	546
Current	516,620	391,493
Total Loans	518,245	392,039
Recorded Investment Greater Than 90 Days and Accruing	32	113
Real Estate Portfolio Segment | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	73	422
Current	23,998	33,790
Total Loans	24,071	34,212
Recorded Investment Greater Than 90 Days and Accruing	21	0
Real Estate Portfolio Segment | Second mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	333	2
Current	10,864	8,950
Total Loans	11,197	8,952
Recorded Investment Greater Than 90 Days and Accruing	0	2
Real Estate Portfolio Segment | Equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	342	41
Current	61,671	60,609
Total Loans	62,013	60,650
Recorded Investment Greater Than 90 Days and Accruing	45	41
Real Estate Portfolio Segment | 30-59 Days Past Due | Residential 1-4 family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	3,258	3,631
Real Estate Portfolio Segment | 30-59 Days Past Due | Multifamily
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Real Estate Portfolio Segment | 30-59 Days Past Due | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	312	0
Real Estate Portfolio Segment | 30-59 Days Past Due | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,567	433
Real Estate Portfolio Segment | 30-59 Days Past Due | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	43	112
Real Estate Portfolio Segment | 30-59 Days Past Due | Second mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	333	0
Real Estate Portfolio Segment | 30-59 Days Past Due | Equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	297	0
Real Estate Portfolio Segment | 60-89 Days Past Due | Residential 1-4 family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,092	524
Real Estate Portfolio Segment | 60-89 Days Past Due | Multifamily
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Real Estate Portfolio Segment | 60-89 Days Past Due | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	109	83
Real Estate Portfolio Segment | 60-89 Days Past Due | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	26	0
Real Estate Portfolio Segment | 60-89 Days Past Due | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	9	0
Real Estate Portfolio Segment | 60-89 Days Past Due | Second mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Real Estate Portfolio Segment | 60-89 Days Past Due | Equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Real Estate Portfolio Segment | Nonaccrual and Greater Than 90 Days | Residential 1-4 family
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,868	673
Real Estate Portfolio Segment | Nonaccrual and Greater Than 90 Days | Multifamily
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	0
Real Estate Portfolio Segment | Nonaccrual and Greater Than 90 Days | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	1,174	1,729
Real Estate Portfolio Segment | Nonaccrual and Greater Than 90 Days | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	32	113
Real Estate Portfolio Segment | Nonaccrual and Greater Than 90 Days | Farmland
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	21	310
Real Estate Portfolio Segment | Nonaccrual and Greater Than 90 Days | Second mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	2
Real Estate Portfolio Segment | Nonaccrual and Greater Than 90 Days | Equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	45	41
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	117	139
Current	78,128	47,800
Total Loans	78,245	47,939
Recorded Investment Greater Than 90 Days and Accruing	24	0
Commercial | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	93	2
Commercial | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	0	137
Commercial | Nonaccrual and Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	24	0
Agricultural, installment and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	587	638
Current	59,481	54,229
Total Loans	60,068	54,867
Recorded Investment Greater Than 90 Days and Accruing	95	148
Agricultural, installment and other | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	407	432
Agricultural, installment and other | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	85	57
Agricultural, installment and other | Nonaccrual and Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Nonaccrual and Past Due	$ 95	$ 149